Related Party Transactions - Additional Information (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Related party transactions [abstract]
Related party transaction, terms		The lease term is from November 1, 2017 to October 31, 2027 and includes extension terms from November 1, 2027 to October 31, 2032 and November 1, 2032 to October 31, 2037.
Total rent	$ 117,900	$ 167,000